Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share	5 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$ 37,362
Less: Company’s portion available to be withdrawn to pay taxes
Net income attributable	$ 37,362
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding (in Shares) | shares	25,913,041
Basic and diluted net income per share (in Dollars per share) | $ / shares	$ 0.00
Numerator: Net Loss minus Net Earnings
Net loss	$ (33,707,942)
Less: Net income allocable to Class A common stock subject to possible redemption	37,362
Non-redeemable net loss	$ (33,745,304)
Denominator: weighted average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares) | shares	8,643,813
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share) | $ / shares	$ (3.90)